Employee Benefits - Schedule of principal actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Discount rate	2.90%	2.40%	2.50%
Expected return on plan assets	4.20%	4.30%	3.80%